Common Stock (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Details
Stock Issued During Period, Shares, Issued for Services	450,000	[1]	400,000	[1]	40,000	[1]	7,500	[1]	640,000	[1]
Common stock issued for services					$ 34,000		$ 6,375		$ 544,000
Allocated Share-based Compensation Expense	382,500		340,000				16,000		289,000
Gain on shares issued for services							9,625
Salaries, Wages and Officers' Compensation									151,000
Extinguished accrued officer salary									$ 104,000

[1]	$0.85 per common share